CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 78,274	$ 67,760
Securities	14,174	7,400
Securities - derivatives		209
Trade receivables	4,158	5,343
Tax receivables	188	104
Other receivables	8,104	8,675
Inventories	2,388	11,406
Restricted cash	85	281
Deposits, prepaid and other	1,124	828
Total current assets	108,495	102,006
Non-current Assets
Securities	3,809	4,702
Real estate held for sale	13,040	13,830
Investment property	38,205	37,804
Property, plant and equipment	55,413	58,325
Interests in resource properties	270,070	273,250
Tax receivables		488
Deferred income tax assets	14,295	15,735
Other	22	773
Total non-current assets	394,854	404,907
Total Assets	503,349	506,913
Current Liabilities
Account payables and accrued expenses	19,161	26,315
Financial liabilities - derivatives		37
Income tax liabilities	728	855
Total current liabilities	19,889	27,207
Long-term Liabilities
Bond payables	35,418
Loan payable	4,769	3,981
Decommissioning obligations	15,018	13,641
Deferred income tax liabilities	65,307	66,421
Other	934	1,257
Total long-term liabilities	121,446	85,300
Total liabilities	141,335	112,507
Equity
Capital stock, fully paid	16	16
Additional paid-in capital	312,471	312,132
Treasury stock	(2,643)	(2,643)
Contributed surplus	16,627	16,735
Retained earnings	1,009	19,333
Accumulated other comprehensive income	26,132	40,803
Shareholders' equity	353,612	386,376
Non-controlling interests	8,402	8,030
Total equity	362,014	394,406
Total liabilities and equity	$ 503,349	$ 506,913